Stock-Based Compensation - Summary of Changes in Company's Nonvested Restricted Shares (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Nonvested at January 1, 2012	4,800
Shares, Granted
Shares, Vested	(2,400)
Shares, Forfeited	(1,000)
Shares, Nonvested at December 31, 2012	1,400
Weighted Average Grant-Date Fair Value, Nonvested at January 1, 2012	$ 6.88
Weighted Average Grant-Date Fair Value, Granted
Weighted Average Grant-Date Fair Value, Vested	$ 6.88
Weighted Average Grant-Date Fair Value, Forfeited	$ 7.25
Weighted Average Grant-Date Fair Value, Nonvested at December 31,2012	$ 6.61